Leases	6 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six and three months ended September 30, 2020 and 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Lease income—net investment in leases
Interest income	¥34,313	¥35,962
Other	865	998
Lease income—operating leases *	197,961	227,933

Total lease income	¥233,139	¥264,893

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥12,754 million and ¥15,440 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥3,134 million and ¥10,798 million, for the six months ended September 30, 2020 and 2021, respectively.

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Lease income—net investment in leases
Interest income	¥17,217	¥18,157
Other	478	429
Lease income—operating leases *	103,015	114,467

Total lease income	¥120,710	¥133,053

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥8,050 million and ¥7,475 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥2,022 million and ¥5,731 million, for the three months ended September 30, 2020 and 2021, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the six and three months ended September 30, 2020 and 2021.